Derivative Financial Instruments (Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 465,160		¥ 624,962
Maximum potential/Notional amount, Expiring in 1-5 years	2,590,567		2,387,304
Maximum potential/Notional amount, Expiring over 5 years	164,907		241,579
Maximum potential/Notional amount, Total	3,220,634		3,253,845
Credit derivative (asset) liability at fair value	(22,784)	[1]	(3,130)	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	386,169		575,600
Maximum potential/Notional amount, Expiring in 1-5 years	2,120,207		1,943,959
Maximum potential/Notional amount, Expiring over 5 years	90,031		116,406
Maximum potential/Notional amount, Total	2,596,407		2,635,965
Credit derivative (asset) liability at fair value	(17,634)	[1]	339	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	350,266	[2]	488,834	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	1,974,271	[2]	1,775,720	[2]
Maximum potential/Notional amount, Expiring over 5 years	87,531	[2]	102,613	[2]
Maximum potential/Notional amount, Total	2,412,068	[2]	2,367,167	[2]
Credit derivative (asset) liability at fair value	(21,948)	[1],[2]	(8,863)	[1],[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	31,742		75,959
Maximum potential/Notional amount, Expiring in 1-5 years	137,382		164,215
Maximum potential/Notional amount, Expiring over 5 years	2,500		13,793
Maximum potential/Notional amount, Total	171,624		253,967
Credit derivative (asset) liability at fair value	4,488	[1]	9,275	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	4,161		10,807
Maximum potential/Notional amount, Expiring in 1-5 years	8,554		4,024
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	12,715		14,831
Credit derivative (asset) liability at fair value	(174)	[1]	(73)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	78,991		49,362
Maximum potential/Notional amount, Expiring in 1-5 years	470,360		443,345
Maximum potential/Notional amount, Expiring over 5 years	74,876		125,173
Maximum potential/Notional amount, Total	624,227		617,880
Credit derivative (asset) liability at fair value	(5,150)	[1]	(3,469)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	14,545		34,479
Maximum potential/Notional amount, Expiring in 1-5 years	59,558		48,539
Maximum potential/Notional amount, Expiring over 5 years	65,876		116,173
Maximum potential/Notional amount, Total	139,979		199,191
Credit derivative (asset) liability at fair value	(303)	[1]	600	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	14,545	[2]	34,479	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	59,558	[2]	47,599	[2]
Maximum potential/Notional amount, Expiring over 5 years	65,876	[2]	116,173	[2]
Maximum potential/Notional amount, Total	139,979	[2]	198,251	[2]
Credit derivative (asset) liability at fair value	(303)	[1],[2]	600	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years			940
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total			940
Credit derivative (asset) liability at fair value				[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total
Credit derivative (asset) liability at fair value				[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	64,446		14,883
Maximum potential/Notional amount, Expiring in 1-5 years	410,802		394,806
Maximum potential/Notional amount, Expiring over 5 years	9,000		9,000
Maximum potential/Notional amount, Total	484,248		418,689
Credit derivative (asset) liability at fair value	(4,847)	[1]	(4,069)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	50,819	[2]	7,680	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	356,718	[2]	367,814	[2]
Maximum potential/Notional amount, Expiring over 5 years	9,000	[2]	9,000	[2]
Maximum potential/Notional amount, Total	416,537	[2]	384,494	[2]
Credit derivative (asset) liability at fair value	(5,262)	[1],[2]	(4,131)	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	7,197		7,203
Maximum potential/Notional amount, Expiring in 1-5 years			2,284
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	7,197		9,487
Credit derivative (asset) liability at fair value	(25)	[1]	(153)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	6,430
Maximum potential/Notional amount, Expiring in 1-5 years	54,084		24,708
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	60,514		24,708
Credit derivative (asset) liability at fair value	440	[1]	215	[1]
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	2,500	[3]	7,500	[3]
Maximum potential/Notional amount, Expiring in 1-5 years	1,564	[3]	1,505	[3]
Maximum potential/Notional amount, Expiring over 5 years	4,545	[3]	4,517	[3]
Maximum potential/Notional amount, Total	8,609	[3]	13,522	[3]
Credit derivative (asset) liability at fair value	¥ (8,468)	[1],[3]	¥ (12,741)	[1],[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.